Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Net earnings from continuing operations		$ 502	$ 584
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization		530	493
Earnings from associates and joint ventures		(39)	(66)
Share-based payments		69	55
Unrealized (gain) loss on derivative financial instruments		1	36
Unrealized foreign exchange loss (gain)		31	(19)
Interest income		(59)	(66)
Finance costs		311	278
Income taxes		203	228
Other		34	23
Interest received		61	66
Interest paid		(308)	(272)
Income taxes received (paid)		(20)	(291)
Dividends from associates and joint ventures		18	116
Net changes in non-cash working capital		(15)	472
Cash provided by operating activities		1,319	1,637
Cash flows from (used in) investing activities [abstract]
Business acquisitions, net of cash acquired		(203)	(342)
Capital expenditures		(677)	(701)
Capitalized borrowing costs		(12)	(24)
Purchase of investments		(63)	(77)
Proceeds from sale of investments		69	97
Proceeds from sale of property, plant and equipment		34	16
Other		(19)	33
Net changes in non-cash working capital		(51)	5
Cash used in investing activities		(922)	(993)
Cash flows from (used in) financing activities [abstract]
Short-term debt		258	(188)
Repayment of long-term debt		(110)	(17)
Dividends paid		(483)	(482)
Cash used in financing activities		(335)	(687)
Effect of exchange rate changes on cash and cash equivalents		(12)	(67)
(Decrease) increase in cash and cash equivalents from continuing operations		50	(110)
Cash and cash equivalents (used in) provided by discontinued operations	[1]	4	7
Cash and cash equivalents - beginning of period		412	515
Cash and cash equivalents - end of period		$ 466	$ 412

[1]	No cumulative income or expenses are included in other comprehensive income related to CPO.